Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES SUSTAINABLE HIGH YIELD BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	May 31, 2023
Document Creation Date	dei_DocumentCreationDate	May 26, 2023